EQUITY AND REMUNERATION TO SHAREHOLDERS	12 Months Ended
Dec. 31, 2018
Text block [abstract]
EQUITY AND REMUNERATION TO SHAREHOLDERS

26. EQUITY AND REMUNERATION TO SHAREHOLDERS

a) Share capital

As of December 31, 2018, the Company’s issued and share capital is R$7,294 (6,294 at December 31, 2017 and 2016), represented by 487,614,213 common shares (420,764,708 at December 31, 2017) and 971,138,388 preferred shares (838,076,946 at December 31, 2017), both of them with nominal value of R$ 5.00 (five Reais), as follows:

Shareholders	Number of shares on December 31, 2018
	Common	%	Preferred	%	Total	%
State of Minas Gerais	248,480,146	51	—	—	248,480,146	17
Other entities of Minas Gerais State	56,703	—	647,647	—	704,350	—
FIA Dinâmica Energia S.A.	48,200,000	10	55,905,344	6	104,105,344	7
Others
In Brazil	159,745,194	33	396,559,885	41	556,305,079	38
Foreign shareholders	31,132,170	6	518,025,512	53	549,157,682	38

Total	487,614,213	100	971,138,388	100	1,458,752,601	100

Shareholders	Number of shares on December 31, 2017
	Common	%	Preferred	%	Total	%
State of Minas Gerais	214,414,739	51	—	—	214,414,739	17
Other entities of Minas Gerais State	56,703	—	4,860,228	1	4,916,931	1
FIA Dinâmica Energia S.A.	41,635,754	10	62,469,590	7	104,105,344	8
Others
In Brazil	110,343,209	26	237,174,007	28	347,517,216	27
Foreign shareholders	54,314,303	13	533,573,121	64	587,887,424	47

Total	420,764,708	100	838,076,946	100	1,258,841,654	100

Shareholders	Number of shares on December 31, 2016
	Common	%	Preferred	%	Total	%
State of Minas Gerais	214,414,739	51	—	—	214,414,739	17
Other entities of Minas Gerais State	56,703	—	4,860,228	1	4,916,931	1
AGC Energia S.A.	84,357,856	20	—	—	84,357,856	7
Other	—	—	—	—	—	—
In Brazil	112,584,011	27	252,478,755	30	365,062,766	28
Foreign shareholders	9,351,399	2	580,737,963	69	590,089,362	47

Total	420,764,708	100	838,076,946	100	1,258,841,654	100

The Company’s Share Capital may be increased by up to a limit of 10% (ten percent) of the share capital set in the by-laws, without need for change in the by-laws and upon decision of the Board of Directors, having previously heard statement of opinion issued by the Fiscal Council.

Capital increase

On April 23, 2018 a Shareholders’ Extraordinary General Meeting approved an increase in the Company’s capital, of R$ 999, from R$ 6,294 to R$ 7,294, through issuance of 199,910,947 new shares, each with nominal value of R$ 5.00, comprising 66,849,505 common shares and 133,061,442, preferred shares.

The amount subscribed and paid-up by the shareholders was R$ 1,325. The difference between the capital increase and the amount subscribed, of R$ 325 was allocated to the Capital reserve.

Shareholders’ agreement

On August 1, 2011, the government of Minas Gerais State signed a Shareholders’ Agreement with AGC Energia S.A., with BNDES Participações S.A. as consenting party, valid for 15 years. The agreement maintained the State of Minas Gerais as dominant, sole and sovereign equity holder of the Company, and attributes to AGC Energia certain prerogatives for the purpose of contributing to the sustainable growth of the Company, among other provisions. On September 7, 2017 AGC Energia unilaterally resiled the Shareholders’ agreement.

b) Earnings per share

In view of the capital increase on April, 23, 2018, described above, the calculation of the basic and diluted earnings is as follows:

Number of shares	2018	2017	2016
Common shares already paid up	487,614,213	420,764,708	420,764,708
Common shares to be paid up	—	66,849,505	—
Shares in treasury	(69)	(69)	(69)

	487,614,144	487,614,144	420,764,639
Preferred shares already paid up	971,138,388	838,076,946	838,076,946
Preferred shares to be paid up	—	133,061,442	—
Shares in treasury	(560,649)	(560,649)	(560,649)

	970,577,739	970,577,739	837,516,297

Total	1,458,191,883	1,458,191,883	1,258,280,936

Basic and diluted earnings per share

The Company’s preferred shares carry the right to a minimum mandatory dividend, as shown in more detail in item ‘e’.

The shares that were subscribed in the capital increase of April 23, 2018, were considered in full in the calculation of basic and diluted profit for 2017, since the proposal for subscription of new shares was decided in an Extraordinary Shareholders’ Meeting on October 26, 2017, and these new shares already had potential for subscription since that date, as decided by the shareholders.

The calculation of basic earnings per share is as follows:

	2018	2017	2016
Net income for the year attributed to equity holders of the parent	1,700	1,001	334
	—	—
Minimum mandatory dividend from net income for the year – preferred shares	577	486	204
Net income for the year not distributed – preferred shares	554	333	87

Total earnings – preferred shares (A)	1,131	819	291
Minimum mandatory dividend from net income for the year – common shares	290	15	—
Net income for the year not distributed – common shares	279	167	44

Total earnings – common shares (B)	569	182	44
Basic earnings per preferred share (A / number of preferred shares)	1.17	0.84	0.35
Basic earnings per common share (B / number of common shares)	1.17	0.37	0.10

	2018	2017	2016
Net income for the year from continuing operations attributed to equity holders of the parent	1,378	1,001	334
Minimum mandatory dividend from net income for the year from continuing operations – preferred shares	527	486	204
Net income for the year from continuing operations not distributed – preferred shares	390	333	87

Total earnings from continuing operations - preferred shares (A.1)	917	819	291
Minimum mandatory dividend from net income for the year from continuing operations – common shares	290	15	-
Net income for the year from continuing operations not distributed – common shares	171	167	44

Total earnings from continuing operations - common shares (B.1)	461	182	44
Basic earnings from continuing operations per preferred share (A.1 / number of preferred shares)	0.95	0.84	0.35
Basic earnings from continuing operations per common share (B.1 / number of common shares)	0.95	0.37	0.10

The put and call options described in more detail on Note 32 have potential to dilute basic earnings per share. The calculation of diluted earnings per share is as follows:

	2018	2017	2016
Net income for the year attributed to equity holders of the parent	1,700	1,001	334
	—
Total basic earnings – preferred shares (A)	1,131	819	291
Dilution effect related to the RME/Lepsa Option	—	—	(22)
Dilution effect related to the Ativas Option	—	—	(5)

Total diluted earnings – preferred shares (C)	1,131	819	264
		—
Total basic earnings – common shares (B)	569	182	44
Dilution effect related to the RME/Lepsa Option	—	—	(11)
Dilution effect related to the Ativas Option	—	—	(3)

Total diluted earnings – common shares (D)	569	182	30
Diluted earnings per preferred share (C / number of preferred shares)	1.17	0.84	0.32
Diluted earnings per common share (D / number of common shares)	1.17	0.37	0.07

	2018	2017	2016
Net income for the year from continuing operations attributed to equity holders of the parent	1,378	1,001	334
	—
Total basic earnings from continuing operations - preferred shares (A.1)	917	819	291
Dilution effect related to the RME/Lepsa Option	-	-	(22)
Dilution effect related to the Ativas Option	-	-	(5)

Total diluted earnings from continuing operations - preferred shares (C.1)	917	819	264
		—
Total basic earnings from continuing operations - common shares (B.1)	461	182	44
Dilution effect related to the RME/Lepsa Option	—	—	(11)
Dilution effect related to the Ativas Option	—	—	(3)

Total diluted earnings from continuing operations - common shares (D.1)	461	182	30
Diluted earnings from continuing operations per preferred share (C.1 / number of preferred shares)	0.95	0.84	0.32
Diluted earnings from continuing operations per common share (D.1 / number of common shares)	0.95	0.37	0.07

c) Reserves

Capital reserves

	2018	2017	2016
Investment-related donations and subsidies	1,857	1,857	1,857
Goodwill on issuance of shares	394	69	69
Shares in treasury	(1)	(1)	(1)

	2,250	1,925	1,925

The Reserve for investment-related donations and subsidies basically refers to the compensation by the Federal Government for the difference between the profitability obtained by Cemig up to March 1993 and the minimum return guaranteed by the legislation in effect at the time.

The reserve for treasury shares refers to the pass-through by Finor of shares arising from funds applied in Cemig projects in the area covered by Sudene (the development agency for the Northeast) under tax incentive programs.

Profit reserves

	2018	2017	2016
Legal reserve	853	853	853
Statutory reserve	57	57	57
Retained earnings reserve	3,965	3,341	2,813
Incentive tax reserve	67	58	57
Reserve for mandatory dividends not distributed	1,420	1,420	1,420

	6,362	5,729	5,200

Legal reserve

Constitution of the legal reserve is mandatory, up to the limits established by law. The purpose of the reserve is to ensure the security of the share capital, its use being allowed only for offsetting of losses or increase capital. The Company did not record legal reserve due to that reserve had reached its legal limit.

Statutory reserve

The reserve under the By-laws is for future payment of extraordinary dividends, in accordance with Article 28 of the by-laws.

Retained earnings reserve

Retained earnings reserves refers to profits not distributed in prior years, to guarantee execution of the Company’s Investment Program, and amortization of loans and financing. The retentions are supported by capital budgets approved by the Board of Directors in the years.

The calculation of the retained earnings reserve is as follows:

	2018	2017	2016
Net income for the year	1,700	1,001	334
Expired dividends	42	—	—
Incentives tax reserve	(9)	(1)	(7)
Deemed cost realization	42	28	37
Adjustment for initial adoption of IFRS 9 and IFRS 15.	(157)	—	—
Dividends proposed	(867)	(500)	(203)

Retained earnings reserve	751	528	161

Incentives tax reserve

The federal tax authority (‘Receita Federal’) recognized the right of the subsidiaries Cemig D and Cemig GT to reduction of 75% in income tax, including the tax paid at the additional rate, calculated on the basis of the operating profit in the region of Sudene (the Development Agency for the Northeast), for 10 years starting in 2014. The amount of the incentive recognized in the Statement of income was R$ 9 in 2018 (R$ 1 in 2017 and R$ 7 in 2016), and it was subsequently transferred to the Incentives Tax reserve. The amount of the Tax incentives reserve on December 31, 2018 was R$ 67 (R$ 58 at December 31, 2017). This reserve cannot be used for payment of dividends.

Reserve for mandatory dividends not distributed

2018
Dividends withheld, arising from the net income of 2015	623
Dividends withheld, arising from the net income of 2014	797

1,420

These dividends were retained in Equity, in years 2015 and 2014, in the account Reserve for mandatory dividends not distributed; and as per the proposal approved in the Annual General Meetings of 2016 and 2015, the dividends retained will be paid as soon as the Company’s financial situation permits.

d) Rights and preferences of the common and preferred shares.

Every holder of Cemig common shares has a tag-along right to receive 80% of the value paid per share owned by the controlling stockholder in the event of a change of control.

Every holder of Cemig common shares has the right to vote in an election for members of our Board of Directors. Under the Brazilian Corporate Law, any shareholder holding at least 5% of Cemig’s common shares in circulation may request adoption of a multiple vote procedure, which confers upon each share a number of votes equal to the present number of members of the Board of Directors and gives the shareholder the right to accumulate his or her votes in one sole candidate, or distribute them among several.

Under the Brazilian Corporate Law, holders of preferred shares representing at least 10% of Cemig’s share capital, and also holders of common shares representing at least 15% of its share capital (other than the controlling shareholder) have the right to appoint a member of the Board of Directors and his or her respective substitute member in a separate election. If none of the holders of common or preferred shares qualifies under the minimum limits specified above, shareholders representing, in the aggregate, a minimum of 10% of the share capital may combine their holdings to elect a member of the Board of Directors, and that member’s substitute member.

Under Article 171 of the Corporate Law, every shareholder has a generic right of first refusal in subscription of new shares, or securities convertible into shares, issued in any capital increase, in proportion to their percentage shareholding, except in the event of exercise of any option to acquire shares in our share capital. Shareholders are required to exercise their right of first refusal within 30 days from publication of the notice of increase of capital.

Every holder of Cemig preferred shares has preference in the event of share redemption.

The dividend rights of the preferred and common shares are described below:

e) Dividends

Under its by-laws, Cemig is required to pay to its shareholders, as mandatory dividends, 50% of the net income of each year.

The preferred shares have preference in the event of reimbursement of capital and participate in profits on the same conditions as the common shares have the right, when there is net income, to a minimum annual dividends equal to the greater of:

(a) 10% of their par value, and

(b) 3% of the portion of equity that they represent.

Under its by-laws, Cemig’s shares held by private individuals and issued up to August 5, 2004 have the right to a minimum dividend of 6% per year on their par value in all years when Cemig does not obtain sufficient profits to pay dividends to its Shareholders. This guarantee is given by the State of Minas Gerais by Article 9 of State Law 828 of December 14, 1951 and by State Law 15,290 of August 4, 2004.

Under the by-laws, if the Company is able to pay dividends higher than the mandatory minimum dividends required for the preferred Shareholders, and the remaining net income is sufficient to offer equal dividends for both the common and preferred shares, then the dividends per share will be the same for the holders of common shares and preferred shares. Dividends declared are paid in two equal installments, the first by June 30 and the second by December 30, of the year following the generation of the profit to which they refer. The Executive Board decides the location and processes of payment, subject to these periods.

-The calculation of the minimum dividends proposed for distribution to Shareholders as a result of the 2018, as mentioned in the previous paragraph, is as follows:

	2018	2017	2016
Calculation of Minimum Dividends required by the By-laws for the preferred shares
Nominal value of the preferred shares	4,856	4,191	4,190
Nominal value of the preferred shares to be capitalized	—	665	—

	4,856	4,856	4,190
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%

Amount of the dividends by the first payment criterion	486	486	419
Equity	14,579	14,326	12,930
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.58%	66.58%	66.58%

Portion of Equity represented by the preferred shares	9,704	9,538	8,609
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%

Amount of the dividends by the second payment criterion	291	286	258

Minimum Dividends required by the Bylaws for the preferred shares	486	486	419

Calculation of the Minimum Dividend under the by-laws based on the net income for the period
Mandatory dividend
Net income for the year	1,700	1,001	334
Mandatory dividends – 50% of Net income	850	500	167
Withholding income tax on Interest on equity	17	—	—

	867	500	167
Dividends recorded, as specified in the by-laws
Interest on Equity	210	—	—
Ordinary dividends	657	500	167

	867	500	167
Total dividends for the preferred shares	577	486	419
Total dividends for the common shares	290	14	—
Unit value of dividends – R$
Minimum dividends required by the by-laws for the preferred shares	0.50	0.50	0.50
Mandatory dividends (including withholding income tax on Interest on Equity)	0.59	0.34	0.50
Dividends proposed: Common (ON) shares	0.59	0.50	—
Dividends proposed: Preferred (PN) shares	0.59	0.03	0.50

This table provides the changes on dividends and interest on capital payable:

Balances at December, 31, 2017	428
Dividends and interest on equity	867
Withholding income tax on interest on capital	(17)
Dividends proposed for non-controlling shareholder.	127
Proposed dividends of previous years	(42)
Expired dividends	(8)
Dividends retained – Minas Gerais state government (Note 12)	(491)

Balances at December, 31, 2018	864

Allocation of net income for 2018 – Management’s proposal

The Board of Directors decided to propose to the Annual General Meeting to be held on April 30, 2019 the following allocation of the net income for 2018, totaling R$ 1,700, and the negative balance of retained earnings, amounting R$ 72, referring to the initial adoption of IFRS 9 and IFRS 15, in the amount of R$ 157, less R$ 42 from realization of the deemed cost of PP & E and reversal of R$ 42 of expired dividends.

•	R$867 for payment of the mandatory minimum dividends to Company’s holders, as follows:

•

R$ 210 in the form of Interest on Equity, to be paid in two equal installments, by June 28, 2019 and by December 30, 2019, to shareholders whose names were on the Company’s Nominal Share Registry on December 21, 2018;

•	R$657 as dividends of 2018, to be paid by December 30, 2019, to holders whose names are in the Company’s Nominal Share Registry on the date of the AGM.

•	R$751 to be held in the Retained earnings reserve, to ensure the Company’s consolidated investments planned for 2019, as per capital budget.

•	R$9 to be recorded as Incentives Tax reserve, in reference to the tax incentive amounts obtained in 2018 in relation to the investments made in the region of Sudene.

f) Equity valuation adjustments

	2018	2017	2016
Adjustments to actuarial liabilities – Employee benefits	(257)	(235)	(169)

Subsidiaries, jointly-controlled entities and affiliated company
Adjustments to actuarial liabilities – Employee benefits	(1,681)	(1,241)	(1,042)
Deemed cost of PP&E (1)	611	639	685
Variation in fair value of financial asset available for sale	—	—	37

	(1,070)	(602)	(320)

Equity valuation adjustments	(1,327)	(837)	(489)

1)

The variation in the balance of deemed cost of fixed assets in 2018 is net of the reversal of deferred taxes on the deemed cost. The change is mainly due to a reversal of R$ 18 in the subsidiary Rosal Energia, arising from the change in the taxation criterion of this subsidiary from the real profit method to the presumed profit method.

The adjustments to post-employment benefit obligations comprise gains or losses resulting from re-measurements of the net defined-benefit obligation, in accordance with the actuarial report.

The amounts recorded as deemed cost of the generation assets represents its fair value determined using the replacement cost at initial adoption of IFRS on January 1, 2009. The valuation of the generation assets resulted in an increase in their book value, recorded in a specific line in Equity, net of the tax effects. These values are being realized based on the depreciation of the assets.